Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Comp. Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Income/(Loss) (in thousands)
2025	$1,034,850	$992,469	$595,767	$617,658	$3	$(3,774)
2024	$1,365,200	$798,309	$1,085,617	$787,336	$2	$31,966
2023	$953,200	$882,526	$627,334	$568,737	$11	$(66,270)

Company Selected Measure Name		quoted closing price per share
Named Executive Officers, Footnote

(1)	The Company’s CEO for 2025, 2024 and 2023 was Lishan Aklog, M.D. The Non-CEO NEOs for whom the average compensation is presented in this table for 2025, 2024 and 2023 are Dennis M. McGrath, Shaun M. O’Neil and Michael A. Gordon. The table above excludes compensation paid to these individuals by Lucid during in 2025, but includes compensation from Lucid in 2024 and 2023 (as Lucid was a consolidated subsidiary of the Company through September 10, 2024). For more information on compensation paid by Lucid to these individuals in 2025, see the footnotes to the Summary Compensation Table on page 28 of this proxy statement.

PEO Total Compensation Amount	[1]	$ 1,034,850	$ 1,365,200	$ 953,200
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 992,469	798,309	882,526
Disclosure - Pay vs Performance Disclosure
Year (a)	Summary Comp. Table Total for CEO (b)	Minus Stock and Option Awards from Summ. Comp. Table (c)	Plus Year-End Equity Value of Unvested Awards Granted During Year (d)	Plus Change in Value of Unvested Awards Granted in Prior Years (e)	Plus Value of Awards Granted and Vested During Year (f)	Plus Change in Value of Prior Years’ Awards Vested During Year (g)	Comp. Actually Paid to CEO (h)
2025	$1,034,850	$(64,650)	$33,120	(10,851)	$—	$—	$992,469
2024	$1,365,200	$(412,000)	$327,480	$(462,339)	$—	$(20,032)	$798,309
2023	$953,200	$—	$—	$(62,768)	$—	$(7,906)	$882,526

Non-PEO NEO Average Total Compensation Amount	[1]	$ 595,767	1,085,617	627,334
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 617,658	787,336	568,737
Disclosure - Pay vs Performance Disclosure
Year (a)	Average Summary Comp. Table Total for Non-CEO NEOs (b)	Minus Stock and Option Awards from Summ. Comp. Table (c)	Plus Year-End Equity Value of Unvested Awards Granted During Year (d)	Plus Change in Value of Unvested Awards Granted in Prior Years (e)	Plus Value of Awards Granted and Vested During Year (f)	Plus Change in Value of Prior Years’ Awards Vested During Year (g)	Average Comp. Actually Paid to Non-CEO NEOs (h)
2025	$595,767	$(64,650)	$99,360	$(12,882)	$—	$63	$617,658
2024	$1,085,617	$(412,000)	$327,480	$(187,588)	$—	$(26,172)	$787,336
2023	$627,334	$—	$—	$(43,596)	$—	$(15,001)	$568,737

Equity Valuation Assumption Difference, Footnote

Those stock options which vested during 2025, 2024 and 2023, or were outstanding as of December 31, 2025, 2024 or 2023, estimated fair value was computed using a Black-Scholes valuation model with the following input assumptions:

	Options Vested During Year or Outstanding on December 31,
	2025	2024	2023
Expected Volatility	93%	65% - 95%	68% - 90%
Risk-Free Interest Rate	4.1%	3.7% - 4.5%	3.5% - 4.6%
Expected Dividend Yield	0%	0%	0%
Expected Term (in years)	7.2	7.0 – 8.2	5.7 – 9.2

The stock-based equity awards estimated fair values are subjective and are affected by changes in valuation model input assumptions. Changes in these subjective input assumptions can materially affect the resulting computed estimated fair values.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Compensation Actually Paid and Total Shareholder Return

The following chart sets forth the relationship between compensation actually paid to the Company’s CEO and the average compensation actually paid to its Non-CEO NEOs and the Company’s total shareholder return over the fiscal three-year period from 2023 through 2025.

Compensation Actually Paid vs. Net Income

Description of Relationship Between Compensation Actually Paid and Net Income/(Loss)

The following chart sets forth the relationship between compensation actually paid to the Company’s CEO and average compensation actually paid to its Non-CEO NEOs and the Company’s net income/(loss) over the fiscal three-year period from 2023 through 2025.

Total Shareholder Return Amount	[4]	$ 3	2	11
Net Income (Loss) Attributable to Parent		$ (3,774,000)	$ 31,966,000	$ (66,270,000)
PEO Name		Lishan Aklog, M.D	Lishan Aklog, M.D	Lishan Aklog, M.D
Additional 402(v) Disclosure

(2)	The amounts shown as “compensation actually paid” have been calculated in accordance with Item 402(v) and do not reflect compensation actually realized or received by the Company’s named executive officers. These amounts reflect total compensation received from the Company as set forth in the Summary Compensation Table for each year (and excludes any compensation received from Lucid), adjusted as described in footnote 3 below.

(3)	Compensation actually paid reflects the exclusions and add-backs for the CEO and the Non-CEO NEOs described in this footnote. The amounts excluded to determine compensation actually paid, which are set forth in column (c) in the tables below, represent the restricted stock and stock option awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year. The amounts added back to determine compensation actually paid are made up of the following components, which are set forth in columns (d) to (g) in the tables below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted, although there were no such awards for the CEO or the Non-CEO NEOs in 2025, 2024 and 2023. Equity values are calculated in accordance with ASC Topic 718.

Equity Awards Adjustments, Footnote

(4)	Total shareholder return illustrates the value, of the cumulative total shareholder return, for the measurement period commencing on the first day of the first indicated fiscal year and ending on the last day of the last indicated fiscal year, of an investment of $100 in the Company’s common stock based on the closing price of the last trading day immediately before the first indicated fiscal year.

PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,034,850	$ 1,365,200	$ 953,200
PEO Actually Paid Compensation Amount		992,469	798,309	882,526
PEO [Member] | Stock and Option Awards from Summ. Comp [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(64,650)	(412,000)
PEO [Member] | Year-End Equity Value of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		33,120	327,480
PEO [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,851)	(462,339)	(62,768)
PEO [Member] | Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Value of Prior Years’ Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(20,032)	(7,906)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		595,767	1,085,617	627,334
Non-PEO NEO Average Compensation Actually Paid Amount		617,658	787,336	568,737
Non-PEO NEO [Member] | Stock and Option Awards from Summ. Comp [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(64,650)	(412,000)
Non-PEO NEO [Member] | Year-End Equity Value of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		99,360	327,480
Non-PEO NEO [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,882)	(187,588)	(43,596)
Non-PEO NEO [Member] | Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Value of Prior Years’ Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 63	$ (26,172)	$ (15,001)

[1]	The Company’s CEO for 2025, 2024 and 2023 was Lishan Aklog, M.D. The Non-CEO NEOs for whom the average compensation is presented in this table for 2025, 2024 and 2023 are Dennis M. McGrath, Shaun M. O’Neil and Michael A. Gordon. The table above excludes compensation paid to these individuals by Lucid during in 2025, but includes compensation from Lucid in 2024 and 2023 (as Lucid was a consolidated subsidiary of the Company through September 10, 2024). For more information on compensation paid by Lucid to these individuals in 2025, see the footnotes to the Summary Compensation Table on page 28 of this proxy statement.
[2]	Compensation actually paid reflects the exclusions and add-backs for the CEO and the Non-CEO NEOs described in this footnote. The amounts excluded to determine compensation actually paid, which are set forth in column (c) in the tables below, represent the restricted stock and stock option awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year. The amounts added back to determine compensation actually paid are made up of the following components, which are set forth in columns (d) to (g) in the tables below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted, although there were no such awards for the CEO or the Non-CEO NEOs in 2025, 2024, 2023. Equity values are calculated in accordance with ASC Topic 718.
[3]	The amounts shown as “compensation actually paid” have been calculated in accordance with Item 402(v) and do not reflect compensation actually realized or received by the Company’s named executive officers. These amounts reflect total compensation received from the Company as set forth in the Summary Compensation Table for each year (and excludes any compensation received from Lucid), adjusted as described in footnote 3 below.
[4]	Total shareholder return illustrates the value, of the cumulative total shareholder return, for the measurement period commencing on the first day of the first indicated fiscal year and ending on the last day of the last indicated fiscal year, of an investment of $100 in the Company’s common stock based on the closing price of the last trading day immediately before the first indicated fiscal year.